Property, Software and Equipment, Net - Schedule of Property, Software and Equipment, Net (Details) - USD ($) $ in Thousands		Mar. 31, 2026	Dec. 31, 2025
Schedule of Property, Software and Equipment, Net [Line Items]
Total		$ 49,435	$ 48,751
Less: accumulated depreciation		(25,972)	(24,556)
Software and equipment, net		23,463	24,195
Computer software [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total	[1]	33,264	32,812
Electronic equipment [Member[
Schedule of Property, Software and Equipment, Net [Line Items]
Total		14,273	14,061
Vehicles [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		838	827
Building [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		731	721
Office equipment and furniture [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		213	210
Leasehold improvements [Member]
Schedule of Property, Software and Equipment, Net [Line Items]
Total		$ 116	$ 120

[1]	In 2022, a hybrid cloud platform developed with the assistance of a third-party cloud service provider was partially substantially ready for use and transferred from other non-current assets, and certain components of the platform have not yet reached feasibility and remain under development as of March 31, 2026. The cost of the hybrid cloud platform represents the purchase price of the platform and other expenditures incurred to bring the platform into its intended use. The application of the hybrid cloud platform was to improve the IT development capabilities of internal-used software platforms that provide auto eInsurance service and auto service to customers, as well as Software-As-A-Service (“SaaS”) products offered to business partners as part of our technology services.